S000070683 [Member] Investment Strategy - JOHCM Emerging Markets Discovery Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets. Equity securities include common and preferred stocks, and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts, exchange-traded funds (“ETFs”) and participatory notes (commonly known as “P‑notes”). Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics.
The portfolio managers seek to identify growth potential in companies that they believe are recovering (or will soon begin to recover) from market or business setbacks and therefore have the potential to outpace broader financial markets on a relative basis. Setbacks are company-, country- or sector-specific developments, which result in a negative market environment for a company’s business or the trading of its stock. Setbacks can include, among other things, failed product launches, supply chain issues, and economic or geopolitical instability in an emerging market country. In identifying those companies that they believe have the potential for recovery, the portfolio managers often seek companies with improving fundamentals and/or are taking actions to address recent or ongoing setbacks.
The portfolio managers primarily use a disciplined fundamental bottom‑up research approach, namely by focusing on analyzing individual companies. As part of this approach, the portfolio managers aim to identify emerging market companies that they believe are inefficiently priced and that typically demonstrate positive growth characteristics. In applying the Fund’s “discovery criteria” for selection of investments, the portfolio managers seek to identify companies that (1) exhibit one or more of the following characteristics: (a) are in emerging industries with pioneering business models, or (b) have innovative technologies that have the potential to disrupt the status quo, or (c) are offering products or services that are not yet widely available or adopted in the local market, with the potential for long-term growth, and (2) have market capitalizations below U.S. $8 billion at the time the issuer is first added to the Fund’s portfolio. If the Fund continues to hold securities of companies whose market capitalization subsequently exceed U.S. $8 billion after being added to the portfolio, they may continue to satisfy this criteria.
While the portfolio managers build the Fund’s portfolio primarily from a bottom‑up growth philosophy and individual stock selection process they also consider top‑down macroeconomic information, particularly in determining sector and country weightings in the portfolio. The portfolio managers consider the country and sector allocation of the Fund’s performance benchmark (the MSCI Emerging Markets Small Cap Index) but may depart from the benchmark’s allocations at any time. In selecting companies for investment, the portfolio managers also consider the investment risks associated with the liquidity of the company’s stock, taking into account the depth of the trading market for the company’s shares, and how reliable the company’s reporting (particularly its financial reporting) appears to be while also seeking to take advantage of market inefficiencies as to individual companies and industries.
Under normal circumstances, the Fund will typically hold securities of 70 to 120 companies. While the Fund does not pursue active or frequent trading as a principal strategy, the nature of the portfolio frequently results in higher levels of portfolio turnover (in excess of 100% of the average value of its portfolio on an annualized basis) when the portfolio managers implement their strategy in certain economic and market conditions.
The Fund expects to invest a portion of its assets in securities of developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets. The Fund may also participate in initial public offerings (“IPOs”).
The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time. The Fund also may invest in physical currencies and spot and forward currency contracts. The Fund typically does not seek to hedge its exposure to non‑U.S. dollar currencies.